Costs and expenses by nature (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Costs And Expenses By Nature
Services	$ (1,200)	$ (994)	$ (2,231)	$ (1,793)
Freight	(1,184)	(999)	(2,122)	(1,681)
Depreciation, depletion and amortization	(763)	(737)	(1,441)	(1,350)
Materials	(720)	(716)	(1,361)	(1,307)
Personnel	(683)	(717)	(1,236)	(1,405)
Acquisition of products	(496)	(547)	(870)	(1,082)
Fuel, oil and gas	(363)	(425)	(732)	(810)
Royalties	(347)	(320)	(636)	(552)
Energy	(157)	(185)	(326)	(352)
Others	(436)	(300)	(761)	(557)
Total	$ (6,349)	$ (5,940)	$ (11,716)	$ (10,889)